Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature [Abstract]
Expenses by nature
4.	Expenses by nature

	2025 US$’000	2024 US$’000	2023 US$’000
Hafnia Vessels and TC Vessels
Fuel oil consumed	267,694	357,532	349,081
Port costs	147,237	150,806	158,967
Brokers’ commission expenses	19,040	26,245	26,451
Other voyage expenses	21,752	8,809	2,633
Pool allocation	10,234	925	11,733
Voyage expenses	465,957	544,317	548,865

External Vessels in Disponent-Owner Pools
Fuel oil consumed	190,633	190,064	161,820
Port costs	94,851	71,231	62,691
Brokers’ commission expenses	29,454	51,386	48,500
Other voyage expenses	24,305	18,369	14,532
Pool allocation	(9,677)	1,752	(7,794)
Voyage expenses	329,566	332,802	279,749

Employee benefits – seafaring crew	167,349	167,275	163,462
Maintenance and repair expenses	80,100	79,716	76,994
Insurance expenses	16,340	13,143	12,234
Other vessel operating expenses	18,334	17,907	16,179
Vessel operating expenses	282,123	278,041	268,869

Corporate support service fee	3,531	2,730	5,090
Employee benefits – shore-based staff	50,454	50,605	42,816
Other operating expenses	30,891	26,111	21,665
Other expenses	84,876	79,446	69,571